Derivative financial instruments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Derivative [Line Items]
Credit risk derivatives, fair value, net liability	¥ 3,721
Credit risk derivatives, aggregate fair value of assets posted	33,964
Maximum amount of assets to be posted if the ratings decline below specified thresholds	¥ 3,721